COMPANY OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION	COMPANY OVERVIEW AND BASIS OF PRESENTATION
Globant S.A. is a digitally native company organized in the Grand Duchy of Luxembourg, primarily engaged in helping organizations to reinvent themselves and unleash their potential (hereinafter the “Company” or “Globant” or “Globant Group”). Globant is the place where innovation, design and engineering meet scale.

The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2023 were the following:

Country	Company
Argentina	Sistemas Globales S.A.
Argentina	IAFH Global S.A.
Brazil	Globant Brasil Consultoria LTDA
Chile	Sistemas Globales Chile Asesorías Limitada
Colombia	Sistemas Colombia S.A.S.
India	Globant India Private Limited
Italy	Sysdata SpA
Mexico	IAFH Globant IT Mexico S. de R.L. de C.V.
Moldova	Pentalog Chi SRL
Peru	Globant Peru S.A.C
Romania	Pentalog Romania SRL
Spain	Software Product Creation, S.L.
Spain	Sports Reinvention Entertainment Group S.L.
United Kingdom	Globant UK Limited
United States of America	Globant LLC
United States of America	Grupo Assa Corp
United States of America	Globant IT Services
Uruguay	Sistemas Globales Uruguay S.A.

The Company also has centers of software engineering talent and educational excellence, primarily across Latin America.

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Europe and the U.S.

The Company's registered office address is 37A Avenue J.F. Kennedy L-1855, Luxembourg.